Basis of preparation of condensed consolidated interim financial statements (Policies)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Functional currency and presentation currency

a) Functional currency and presentation currency

The interim financial statements of the Company and its associates and joint ventures are measured using the currency of the primary economic environment in which each entity operates (“functional currency”), in the case of the Parent Company it is the Brazilian real (“R$”). For presentation purposes, these interim financial statements are presented in the United States dollars (“US$”) as the Company believes that this is how international investors analyze the financial statements.

The main exchange rates used by the Company to translate its foreign operations are as follows:

			Average rate
	Closing rate		Three-month period ended June 30,		Six-month period ended June 30,
	June 30, 2026	December 31, 2025	2026	2025	2026	2025
US Dollar ("US$")	5.1766	5.5024	5.0494	5.6661	5.1543	5.7591
Canadian dollar ("CAD")	3.6442	4.0187	3.6469	4.0932	3.7403	4.0867
Euro ("EUR")	5.9106	6.4692	5.8703	6.4236	6.0107	6.2922